SUPPLEMENTAL CASH FLOW DISCLOSURE - Change in Non-cash Working Capital Items (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Inventories	$ (29,483,874)	$ (22,038,951)	$ (67,694,338)	$ (60,021,809)
Accounts receivable	(19,533,183)	(20,457,958)	(37,485,745)	(14,738,291)
Prepaid expenses	3,315,968	1,277,901	3,147,863	84,614
Trade and other payables	6,027,042	22,122,693	21,432,260	32,258,280
Deferred revenue and other deferred liabilities	7,994,775	691,310	32,759,025	697,530
Net change in non-cash working capital items	(31,679,272)	(18,405,005)	(47,840,935)	(41,719,676)
Payables, acquisition of intangible assets	474,790	878,554	474,790	878,554	$ 630,775	$ 4,757,926	$ 19,205,285	$ 8,797,575
Payables, acquisition of property, plant and equipment	$ 7,928,670	$ 15,946,498	$ 7,928,670	$ 15,946,498	$ 13,541,507	$ 16,229,912	$ 1,420,738	$ 554,310